Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt - Summary of Reconciliation of Operating Expenses (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Earnings To Income [Line Items]
Production and manufacturing expenses	$ 5,593	$ 5,810	$ 6,041	$ 11,403	$ 12,049
Selling, distribution and administrative expenses	3,094	2,975	3,314	6,069	6,365
Research and development	263	212	297	475	550
Operating expenses	67,653	63,659	70,671	131,312	145,339
CCS earnings
Disclosure Of Reconciliation Of Earnings To Income [Line Items]
Production and manufacturing expenses	5,593	5,810	6,041	11,403	12,049
Selling, distribution and administrative expenses	3,094	2,975	3,314	6,069	6,365
Research and development	263	212	297	475	550
Operating expenses	$ 8,950	$ 8,997	$ 9,653	$ 17,947	$ 18,964